Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Segments

NOTE 10 – SEGMENTS

The Company does business on three continents (Asia, North America and Europe) in four different jurisdictions (Hong Kong-special economic zone of the People’s Republic of China, Japan, United States of America, and The European common market through Switzerland). These segments are components of the Company about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The accounting policies of the segments are the same as those described in Note 3, Summary of Significant Accounting Policies.

The following table shows operating activities information by geographic segment for the three months ended March 31, 2018 and 2017.

March 31, 2018	North America	Asia	Europe	Total
Revenue	$-	$8,942	$-	$8,942
Cost of revenue	$-	$-	$-	$-
Operating expense excluding depreciation	$451,563	$184,962	$68,548	$705,073
Depreciation	$-	$1,022	$127	$1,149
Operating loss	$(451,563)	$(177,042)	$(68,675)	$(697,280)
Interest expense	$(147,950)	$-	$-	$(147,950)
Loss on debt extinguishment	$(25,000)	$-	$-	$(25,000)
Net loss	$(623,778)	$(177,777)	$(68,675)	$(870,230)

March 31, 2017	North America	Asia	Europe	Total
Revenue	$-	$34,379	$-	$34,379
Cost of revenue	$-	$451	$-	$451
Operating expenses excluding depreciation	$-	$77,961	$171	$77,862
Depreciation	$-	$3,192	$-	$3,192
Operating loss	$-	$(46,955)	$(171)	$(47,126)
Interest expense	$-	$-	$-	$-
Net loss	$-	$(46,955)	$(171)	$(47,126)

The following table shows assets information by geographic segment at March 31, 2018 and December 31, 2017.

March 31, 2018	North America	Asia	Europe	Total
Fixed assets, net	$-	$6,845	$1,133	$7,978
Total assets	$55,308	$112,533	$1,598	$169,439

December 31, 2017	North America	Asia	Europe	Total
Fixed assets, net	$-	$7,383	$1,232	$8,615
Total assets	$20,394	$84,206	$27,886	$132,486

NOTE 12 - SEGMENTS

The Company does business on three continents (Asia, North America and Europe) in four different jurisdictions (Hong Kong-special economic zone of the People’s Republic of China, Japan, United States of America, and The European common market through Switzerland). These segments are components of the Company about which separate financial information is available and regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The accounting policies of the segments are the same as those described in Note 3, Summary of Significant Accounting Policies.

	North America	Asia	Europe	Total
December 31, 2017
Revenue	$-	$60,787	$-	$60,787
Depreciation	$-	$9,351	$6,749	$16,100
Operating loss	$(732,965)	$(574,878)	$(51,671)	$(1,359,514)
Interest expense	$59,241	$-	$-	$59,241
Net loss	$(792,206)	$(574,878)	$(51,671)	$(1,418,755)

Fixed assets, net	$-	$7,383	$1,232	$8,615
Total assets	$20,394	$84,206	$27,886	$132,486

December 31, 2016
Revenue	$-	$99,683	$20,306	$119,989
Depreciation	$-	$11,228	$9,747	$20,975
Operating income (loss)	$-	$(187,743)	$6,703	$(181,040)
Interest expense	$-	$-	$-	$-
Net loss	$-	$(187,743)	$6,703	$(181,040)

Fixed assets, net	$-	$11,985	$14,116	$26,101
Total assets	$-	$127,730	$14,650	$142,380